INCOME TAX	12 Months Ended
Jul. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

4. INCOME TAX:

On July 4, 2025, the One Big Beautiful Bill Act (the “OBBBA”) was signed into law in the United States. The OBBBA includes changes to U.S. tax law applicable to the Company’s tax year ending July 31, 2025. The Company finalized recording all known and estimable impacts of the OBBBA when it filed its U.S. federal income tax return for the fiscal year ended July 31, 2025 in October 2025. There was no significant adjustment on the company’s financial statement.

Income taxes provided for the years ended July 31, 2026 and 2025 consist of the following:

	2026	2025
Current:
Federal	$—	$—
State	—	—
Deferred taxes (benefit):
Federal	(420,000)	(27,000)
State	(155,000)	(32,000)
Income tax provision (benefit)	$(575,000)	$(59,000)

The reconciliation of federal statutory income tax rate to our effective tax rate was as follows:

	2026		2025
Statutory federal income tax rate	(413,974)	21%	(40,738)	21%
State taxes, net of federal income tax effect (a)	(161,026)	8.12%	(18,262)	9.21%
Effective Income tax rate	(575,000)	29.12%	(59,000)	30.21%

(a)	State income taxes in New York made up the majority (greater than 95%) of the tax effect of this category

The Company has a federal net operating loss carryforward approximating $12,754,000 and $11,187,000 as of July 31, 2026 and July 31, 2025, respectively, available to offset future taxable income. As of July 31, 2026 and 2025, the Company had unused net operating loss carryforwards of approximately $18,825,000 and $16,317,000 for state, respectively. As of July 31, 2026 and 2025, the Company had unused net operating loss carryforwards of approximately $10,218,000 for city, available to offset future taxable income. The net operating loss carryforwards will begin to expire, if not used, in 2035.

New York State and New York City taxes are calculated using the higher of taxes based on income or the respective capital based franchise taxes. Beginning with the Company’s tax year ended July 31, 2027, changes in the law require the state capital based tax will be phased out. New York City taxes will be based on capital for the foreseeable future. Capital-based franchise taxes are recorded to administrative and general expense. State tax amounts in excess of the capital-based franchise taxes are recorded to income tax expenses. Due to both the application of the capital-based tax and due to the possible absence of city taxable income, the Company does not record city deferred taxes.

Generally, tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions. The statute of limitations in each of the state jurisdictions in which the Company operates remain open until the years are settled for federal income tax purposes, at which time amended state income tax returns reflecting all federal income tax adjustments are filed.

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2026 and 2025 are a result of temporary differences related to the items described as follows:

	2026		2025
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Rental income received in advance	$381,776	$—	$307,589	$—
Operating lease liabilities	6,722,614	—	6,652,796	—
Federal net operating loss carryforward	2,678,334	—	2,349,275	—
State net operating loss carryforward	1,257,525	—	1,090,007	—
Unbilled receivables	—	1,057,013	—	992,766
Property and equipment	—	6,157,496	—	6,057,908
Unrealized loss on marketable securities	—	—	—	—
Operating lease right-of-use assets	—	7,317,491	—	7,408,326
Other	32,751	—	25,333	—
	$11,073,000	$14,532,000	$10,425,000	$14,459,000
Net deferred tax liability		$3,459,000		$4,034,000

Management periodically assesses the realization of its net deferred tax assets by evaluating all available evidence, both positive and negative, associated with the Company and determining whether, based on the weight of that associated evidence, a valuation allowance for the deferred tax assets is needed. Based on this analysis, management has determined that it is more likely than not that future taxable income will be sufficient to fully utilize the federal and state deferred tax assets at July 31, 2026.

Components of the deferred tax provision (benefit) for the years ended July 31, 2026 and 2025 consist of the following:

	2026	2025
Book depreciation exceeding tax depreciation	$100,854	$487,700
Reserve for bad debts	(7,636)	5,673
Lease expense per book in excess of cash paid	(160,653)	(229,069)
Federal net operating loss carryforward	(329,060)	(213,025)
State net operating loss carryforward	(167,519)	(135,443)
Rental income received in advance	(74,187)	(126,771)
Unbilled receivables	64,248	153,480
Other	(1,047)	(1,545)
	$(575,000)	$(59,000)